Pension and Postretirement Benefits - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension plans [Member] | Russia entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	7.00%	8.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	8.00%	8.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	6.88%	6.88%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	6.88%	7.29%
Pension plans [Member] | Romania entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	7.40%	7.40%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	6.50%	7.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	5.17%	5.17%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	4.34%	5.37%
Pension plans [Member] | German entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	3.00%	5.14%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	5.14%	5.15%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	4.00%	4.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	4.00%	4.00%
Pension plans [Member] | Ukraine entities [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	10.00%	14.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	14.00%	14.00%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	5.30%	5.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	5.60%	9.00%
Pension plans [Member] | Austria [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	3.75%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	3.75%
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase	3.50%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	3.50%
Other postretirement benefit obligations [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Discount rate	4.48%	5.20%
Expected return on plan assets
Defined benefit plan, key actuarial assumptions used to determine benefit obligation, Rate of compensation increase
Healthcare cost trend rate	9.00%	9.50%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	7	10
Other Postretirement benefit Costs [Member]
Schedule Of Assumption Used To Measure Accrued Benefit Obligation And Net Periodic Benefit Costs [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	5.20%	5.64%
Expected return on plan assets
Healthcare cost trend rate	9.50%	10.00%
Ultimate rate	5.00%	5.00%
Number of years to reach ultimate rate	9	10